Provisions (Tables)	12 Months Ended
Mar. 31, 2025
Provisions
Schedule of Provisions
The table below is a summary of provisions by type and between current and non-current
amounts.

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

1 April 2023	1,030	430	508	278	2,246

Exchange movements	(7)	(24)	3	(3)	(31)

Amounts capitalised in the year	146	–	–	–	146

Amounts charged to the income statement	–	162	774	206	1,142

Utilised in the year - payments	(54)	(72)	(290)	(116)	(532)

Amounts released to the income statement	(5)	(131)	(7)	(43)	(186)

Transfer to liabilities held for sale	(177)	(96)	(46)	(31)	(350)

Other	–	–	–	13	13

31 March 2024	933	269	942	304	2,448

Exchange movements	2	(12)	1	(1)	(10)

Amounts capitalised in the year	71	–	–	–	71

Amounts charged to the income statement	–	85	133	280	498

Utilised in the year - payments	(38)	(46)	(238)	(108)	(430)

Amounts released to the income statement	(9)	(21)	(7)	(44)	(81)

31 March 2025	959	275	831	431	2,496

Schedule of Provisions analysed between current and non-current

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

Current liabilities	56	222	478	310	1,066

Non-current liabilities	903	53	353	121	1,430

31 March 2025	959	275	831	431	2,496

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

Current liabilities	59	232	361	181	833

Non-current liabilities	874	37	581	123	1,615

31 March 2024	933	269	942	304	2,448